Property, plant, and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of movements in property, plant and equipment

	Notes	Building and land	Facilities	Equipment	Mineral properties	Railway equipment	Right of use assets	Other	Constructions in progress	Total
Balance as of December 31, 2022		8,913	8,042	4,984	7,112	2,475	1,455	2,632	9,325	44,938
Additions (i)		-	-	-	-	-	74	-	6,368	6,442
Disposals		(35)	(11)	(15)	(7)	(13)	-	(8)	(131)	(220)
Assets retirement obligation	28(b)	-	-	-	324	-	-	-	-	324
Depreciation, depletion and amortization		(462)	(517)	(736)	(446)	(168)	(190)	(323)	-	(2,842)
Transfer to asset held for sale - PTVI	17(d)	(670)	-	(759)	(791)	(41)	(8)	(2)	(521)	(2,792)
Translation adjustment		578	574	214	286	187	28	138	541	2,546
Transfers		1,795	1,151	762	447	172	-	47	(4,374)	-
Balance as of December 31, 2023		10,119	9,239	4,450	6,925	2,612	1,359	2,484	11,208	48,396
Cost		17,381	14,858	10,326	15,663	4,435	2,208	5,391	11,208	81,470
Accumulated depreciation		(7,262)	(5,619)	(5,876)	(8,738)	(1,823)	(849)	(2,907)	-	(33,074)
Balance as of December 31, 2023		10,119	9,239	4,450	6,925	2,612	1,359	2,484	11,208	48,396
Additions (i)		-	-	-	-	-	83	-	5,839	5,922
Disposals and impairments (ii)		(28)	(382)	(88)	(1,636)	(8)	-	(3)	(466)	(2,611)
Assets retirement obligation	28(b)	-	-	-	(12)	-	-	-	-	(12)
Depreciation, depletion and amortization		(438)	(547)	(691)	(474)	(153)	(187)	(323)	-	(2,813)
Acquisition of Aliança Energia		27	87	329	2	-	4	51	73	573
Deconsolidation of VODC		-	(9)	(98)	(9)	-	(525)	-	(16)	(657)
Translation adjustment		(1,991)	(1,945)	(736)	(964)	(565)	(74)	(409)	(2,130)	(8,814)
Transfers		966	1,642	872	715	202	-	392	(4,789)	-
Balance as of December 31, 2024		8,655	8,085	4,038	4,547	2,088	660	2,192	9,719	39,984
Cost		15,266	13,539	9,681	12,715	3,643	1,412	4,801	9,719	70,776
Accumulated depreciation		(6,611)	(5,454)	(5,643)	(8,168)	(1,555)	(752)	(2,609)	-	(30,792)
Balance as of December 31, 2024		8,655	8,085	4,038	4,547	2,088	660	2,192	9,719	39,984

(i)	Includes capitalized interest.
(ii)	Includes impairment losses recognized in nickel operations in Thompson and Newfoundland and Labrador in the amounts of US$1,405 and US$540, respectively (note 20a). In addition, there were other impairment losses in the amount of US$265 and other disposals in the amount of US$401.

Schedule of estimated useful lives of property, plant and equipment

Useful life
Buildings	3 to 50 years
Facilities	3 to 50 years
Equipment	3 to 40 years
Wagons	30 to 45 years
Railway equipment	5 to 37 years
Vessels	20 to 25 years
Other	2 to 50 years